--------------------------------------------------------------------------------
                                                             File No. 333-100989

                             AS FILED APRIL 2, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ____
                         Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            ELIZABETH A. DAVIN, ESQ.
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO  43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:
                              KRISTIN H. IVES, ESQ.
                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                        PHILADELPHIA, PENNSYLVANIA  19103

            Approximate Date of Proposed Public Offering:  AS SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED.


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TITLE  OF  THE  SECURITIES  BEING  REGISTERED:  CLASS  IV  SHARES  OF BENEFICIAL
INTEREST,  WITHOUT  PAR VALUE, OF GARTMORE VARIABLE INSURANCE TRUST.   NO FILING
FEE  IS  DUE  BECAUSE  REGISTRANT  IS RELYING ON SECTION 24(F) OF THE INVESTMENT
COMPANY  ACT  OF  1940,  AS  AMENDED.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON FILING PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933.

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                                     PART A

Part A, the definitive Prospectus/Proxy Statement dated December 20, 2002, has been filed pursuant to Rule 497(b) on January 2, 2003 and is incorporated herein by reference.

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                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                  April 2, 2003

                          Acquisition of the Assets of:

                               MARKET STREET FUND
                         All Pro Broad Equity Portfolio
                       All Pro Large Cap Growth Portfolio
                        All Pro Large Cap Value Portfolio
                       All Pro Small Cap Growth Portfolio
                        All Pro Small Cap Value Portfolio
                            Mid Cap Growth Portfolio
                               Balanced Portfolio
                             International Portfolio
                                 Bond Portfolio
                           Equity 500 Index Portfolio
                             Money Market Portfolio

                              300 Continental Drive
                             Newark, Delaware 19713
                                 (800) 688-5177

                             By and in exchange for

                        GARTMORE VARIABLE INSURANCE TRUST
                Gartmore GVIT Total Return Fund - Class IV Shares
                   Gartmore GVIT Growth Fund - Class IV Shares
                   Comstock GVIT Value Fund - Class IV Shares
                    GVIT Small Company Fund - Class IV Shares
                   GVIT Small Cap Value Fund - Class IV Shares
              Gartmore GVIT Government Bond Fund - Class IV Shares
                J.P.  Morgan GVIT Balanced Fund - Class IV Shares
                  GVIT Equity 500 Index Fund - Class IV Shares
             Dreyfus GVIT International Value Fund -Class IV Shares
                Strong GVIT Mid Cap Growth Fund - Class IV Shares
                Gartmore GVIT Money Market Fund - Class IV Shares

                      and Assumption of Stated Liabilities

                                 1200 River Road
                             Conshohocken, PA 19428
                                 (484) 530 -1300

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     This  Statement  of  Additional Information ("SAI") relates specifically to the proposed reorganization of the above-referenced portfolios of Market Street Fund (collectively, the "Market Street Portfolios") into the above-referenced funds of Gartmore Variable Insurance Trust ("GVIT") (collectively, the "GVIT Acquiring Funds"). Pursuant to the proposed reorganization, each GVIT Acquiring Fund will acquire all of the assets of the corresponding Market Street Portfolio in exchange solely for the assumption of certain stated liabilities of that Market Street Portfolio and the GVIT Acquiring Fund's Class IV shares, to be distributed pro rata by the Market Street Portfolio to the holders of its shares, in complete liquidation of the Market Street Portfolio. For the name of the GVIT Acquiring Fund into which your Market Street Portfolio would be reorganized, see "SUMMARY - ABOUT THE FUNDS AND THE PROPOSED REORGANIZATION" on page 4 of the Prospectus/Proxy Statement dated December 20, 2002.

Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the Prospectus/Proxy Statement.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated December 20, 2002, relating to the Reorganization. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-848-6331 or by writing to Nationwide Life Insurance Company at One Nationwide Plaza, Columbus, OH 43215.

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                                TABLE OF CONTENTS

                                                                         PAGE
Incorporation by Reference. . . . . . . . . . . . . . . . . . . . . . .     4
History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
Description of the GVIT Acquiring Funds and their Investments and Risks     4
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .     4
Brokerage Allocation and Other Practices. . . . . . . . . . . . . . . .     4
Capital Stock and Other Securities. . . . . . . . . . . . . . . . . . .     5
Purchase, Redemption and Pricing of Shares. . . . . . . . . . . . . . .     5
Taxation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
Calculation of Performance Data . . . . . . . . . . . . . . . . . . . .     5
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .     5

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     INCORPORATION BY REFERENCE

     The following documents have previously been filed with the SEC and are incorporated by reference herein.

     (A) The Statement of Additional Information of GVIT, dated February 3, 2003 (the "GVIT SAI").

     (B) The Annual Report to Shareholders of GVIT for the fiscal year ended December 31, 2001.

     (C) The Semi-Annual Report to Shareholders of GVIT for the six-month period ended June 30, 2002.

     (D) The Annual Report to Shareholders of Market Street Fund for the fiscal year ended December 31, 2001.

     (E) The Semi-Annual Report to Shareholders of Market Street Fund for the six-month period ended June 30, 2002.

     HISTORY

     For a discussion of GVIT's history and other general information pertaining to GVIT, see the section entitled, "GENERAL INFORMATION AND HISTORY" in the GVIT SAI.

     DESCRIPTION  OF  THE  GVIT  ACQUIRING FUNDS AND THEIR INVESTMENTS AND RISKS

     For a discussion of the investment strategies and risks of the GVIT Acquiring Funds, see the sections entitled, "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES," "DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES," "INVESTMENT RESTRICTIONS" and "PORTFOLIO TURNOVER" in the GVIT SAI.

     MANAGEMENT

     For information regarding the Trustees and Officers of GVIT, including, but not limited to, the names and a brief occupational biography of each of the Trustees and Officers, see the section entitled, "TRUSTEES AND OFFICERS OF THE TRUST" in the GVIT SAI.

     INVESTMENT  ADVISORY  AND  OTHER  SERVICES

     For a discussion of the GVIT Acquiring Funds' advisory and management-related services agreements, see the section entitled, "INVESTMENT ADVISORY AND OTHER SERVICES" in the GVIT SAI.

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     BROKERAGE  ALLOCATION  AND  OTHER  PRACTICES

     For a discussion of the GVIT Acquiring Funds' brokerage policies, see the section entitled, "BROKERAGE ALLOCATIONS" in the GVIT SAI.

     CAPITAL  STOCK  AND  OTHER  SECURITIES

     For a discussion of each class of shares of GVIT and the characteristics of GVIT's shares of beneficial interest, see the sections entitled, "ADDITIONAL INFORMATION - DESCRIPTION OF SHARES" and "ADDITIONAL INFORMATION - VOTING RIGHTS" in the GVIT SAI.

     PURCHASE,  REDEMPTION  AND  PRICING  OF  SHARES

     For a description of the purchase and redemption procedures for GVIT's shares and a discussion of GVIT's valuation and pricing procedures, see the section entitled, "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the GVIT SAI.

TAXATION

     For a discussion of the tax information relating to ownership of GVIT's shares, see the sections entitled, "TAX STATUS," "OTHER TAX CONSEQUENCES" and "TAX CONSEQUENCES TO SHAREHOLDERS" in the GVIT SAI.

     CALCULATION  OF  PERFORMANCE  DATA

     For a description and quotation of certain performance data used by the GVIT Acquiring Funds, see the section entitled "PERFORMANCE ADVERTISING" in the GVIT SAI.

     FINANCIAL  STATEMENTS

     The Annual Report to Shareholders of GVIT for the fiscal year ended December 31, 2001 contains financial information for the GVIT Acquiring Funds. The Semi-Annual Report to Shareholders of GVIT for the six-month period ended June 30, 2002 also contains financial information for the GVIT Acquiring Funds.

     The Annual Report to Shareholders of Market Street Fund for the fiscal year ended December 31, 2001 contains financial information for the Market Street Portfolios. The Semi-Annual Report to Shareholders of Market Street Fund for the six-month period ended June 30, 2002 also contains financial information for the Market Street Portfolios.

     Pro Forma Financial Statements which provide financial information for the GVIT Acquiring Funds after giving effect to the Reorganization, for the six-month period ended June 30, 2002, were filed pursuant to Rule 497(b) on January 2, 2003 and are incorporated herein by reference.



----------------
* No Pro Forma Financial Statements are provided for each of the MS Equity 500 Index Portfolio, MS International Portfolio, GVIT Equity 500 Index Fund and Dreyfus GVIT International Value Fund because the GVIT Equity 500 Index Fund and Dreyfus GVIT International Fund were recently organized for the purpose of continuing the investment operations of the MS Equity 500 Index and MS International Portfolios, respectively.
--------------------------------------------------------------------------------

                            REGISTRATION STATEMENT OF

                        GARTMORE VARIABLE INSURANCE TRUST

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

ITEM  15.  INDEMNIFICATION

Section  5.1  of  GVIT's  Amended  Declaration  of  Trust  provides  as follows:

          No Shareholder shall be subject to any personal liability whatsoever to any Persons in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

     With respect to liability of Gartmore Mutual Funds Capital Trust (the "Adviser"), the investment adviser to the GVIT Acquiring Funds, reference is made to Section 7 of the Investment Advisory Agreement between GVIT and the Adviser incorporated by reference herein.

     With respect to a sub-adviser's indemnification of the Adviser and its affiliated and controlling persons, and the Adviser's indemnification of each sub-adviser and its affiliated and controlling persons, reference is made to
Section 10 of each of the sub-advisory agreements incorporated by reference herein.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of GVIT pursuant to the foregoing provisions, or otherwise, GVIT has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by GVIT of expenses incurred or paid by a trustee, officer or controlling person of GVIT in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, GVIT will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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                                      C-1

ITEM  16.  EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except Exhibits 16(c), 17(a), 17(d) and 17(e):

     (1)  Copies  of  the  charter  of  GVIT  as  now  in  effect:

          (a) Amended Declaration of Trust, dated September 19, 2002, of GVIT previously filed as Exhibit 23(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

     (2)  Copies  of  the existing by-laws or corresponding instruments of GVIT:

          (a) Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of GVIT previously filed as Exhibit 23(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of GVIT:

          Not  Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

          (a) Agreement and Plan of Reorganization between Market Street Fund and GVIT, dated October 30, 2002, previously filed as Exhibit 4(a) with the GVIT Registration Statement on Form N-14 on
               November  4,  2002,  and  herein  incorporated  by  reference.

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the charter or by-laws of GVIT:

          (a) Article VI of the Amended Declaration of Trust and Article III of the Amended Bylaws as previously incorporated by reference above to this Registration Statement as Exhibits (1)(a) and (2)(a), respectively, define the rights of holders of shares.

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                                      C-2

     (6) Copies of all investment advisory contracts relating to the management of the assets of the GVIT Acquiring Funds:

          (a) Investment Advisory Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed as Exhibit 23(d)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Investment Advisory Agreement among Nationwide Separate the Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed as Exhibit 23(d)(1)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (2) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed as Exhibit 23(d)(1)(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (3) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

               (4) Exhibit A, as proposed to be further amended as of __________, 2002 to the Investment Advisory Agreement among Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed as Exhibit 23(d)(1)(d) with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

          (b)  Subadvisory  Agreements  for  the  GVIT  Small  Company  Fund.

               (1) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. (now known as Nationwide Advisory Services, Inc.) and The Dreyfus Corporation previously filed as Exhibit 23(d)(3)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

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                                      C-3

                    (a) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed as Exhibit 23(d)(3)(a)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (2) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. (now known as Nationwide Advisory Services, Inc.) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed as Exhibit 23(d)(3)(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (a) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. (now known as Nationwide Advisory Services, Inc.), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed as Exhibit 23(d)(3)(b)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (3) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust), and Strong Capital Management, Inc. previously filed as Exhibit 23(d)(3)(c) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (a) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed as
                         Exhibit 23(d)(3)(c)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

--------------------------------------------------------------------------------
                                      C-4

               (4) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed as
                    Exhibit 23(d)(4)(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (a) Amendment effective January 5, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed as Exhibit 23(d)(3)(d) with Post-Effective Amendment No. 55 to Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (5) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(3)(e) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

          (c)  Subadvisory  Agreements  for  the  other  subadvised  funds.

               (1) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the GVIT Small Cap Value Fund previously filed as Exhibit 23(d)(5)(d) with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

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                                      C-5

                    (a) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust), and The Dreyfus Corporation previously filed as
                         Exhibit 23(d)(5)(d)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (2) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the GVIT Balanced Fund previously filed as Exhibit 23(d)(5)(g) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (3) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the GVIT Value
                    Fund previously filed as Exhibit 23(d)(5)(k) with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (4) Proposed Subadvisory Agreement dated _______ __, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SSgA Funds Management, Inc. for the GVIT Equity 500 Fund previously filed as Exhibit 23(5)(m) with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002, and herein incorporated by re ference.

               (5) Proposed Subadvisory Agreement dated _______ __, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the GVIT International Fund previously filed as Exhibit 23(5)(l) with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (6) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (now known as the Strong GVIT Mid Cap Growth Fund) previously filed as Exhibit 23(5)(a) with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

--------------------------------------------------------------------------------
                                      C-6

                    (a) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed as
                         Exhibit 23(5)(a)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (7) Copies of each underwriting or distribution contract between GVIT and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

                    (a) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed as Exhibit 23(e)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (1) Proposed Amended Schedule A dated _________, 2002 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed as Exhibit 23(e)(3) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of GVIT in their capacity as such:

                    Not  Applicable.

               (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of GVIT, including the schedule of remuneration:

                    (a) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

--------------------------------------------------------------------------------
                                      C-7

                         (1) Global Custody Addendum dated October 20, 1995 to the Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (2) Exhibit A to the Custody Agreement dated December 27, 2000 among Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (3) Amendment dated June 29, 2001 to the Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as
                              Exhibit 23(g)(3) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (4) Exhibit A dated October 1, 2002 to the Custody Agreement between Gartmore Variable Insurance Trust and Fifth Third Bank previously filed as
                              Exhibit 23(g)(4) with Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

               (10) Copies  of  any  plan  entered into by GVIT pursuant to Rule
                    12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by GVIT pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of GVIT's trustees describing any action taken to revoke the plan:

                    (a) Distribution Plan under Rule 12b-1 effective May 1, 2002, previously filed as Exhibit 23(m)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (b) Proposed Distribution Plan under Rule 12b-1 effective __________, 2002 previously filed as Exhibit 23(m)(2) with Post-Effective Amendment No. 55 to the Registration Statement filed on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (c) Rule 18f-3 Plan effective May 1, 2002 previously filed as Exhibit 23(n)(1) with Post-Effective Amendment No. 55 to the Registration Statement filed on Form N-1A on October 15, 2002, and herein incorporated by reference.

--------------------------------------------------------------------------------
                                      C-8

                    (d) Proposed Rule 18f-3 Plan amended effective __________, 2002, previously filed with Post-Effective Amendment No. 55 to the Registration Statement previously filed as Exhibit 23(n)(2) on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (11) An  opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

                    (a)  Opinion  and  consent  of  counsel  previously filed as
                         Exhibit 11(a) with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

               (12) An  opinion,  and consent to its use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

                    (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by post-effective amendment.

               (13) Copies  of  all  material  contracts of GVIT not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

                    (a) Fund Administration Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide
                         Advisory Services, Inc. previously filed as Exhibit 23(h)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (1) Amendment dated September 1, 1999 to the Fund Administration Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as
                              Exhibit 23(h)(1)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (2) Amended Exhibit A effective December 1, 2001 to the Fund Administration Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as Exhibit 23(h)(1)(c) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.
--------------------------------------------------------------------------------
                                      C-9

                         (3) Proposed Exhibit A dated ____________, 2002 to the Fund Administration Agreement among Gartmore Variable Insurance Trust and Gartmore SA Capital Trust previously filed as Exhibit 23(h)(1)(d) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (b) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit 23(h)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.
                         (1) Amendment dated September 3, 1982 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as
                              Exhibit 23(h)(2)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (2) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit (h)(2)(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (3) Amended Exhibit A effective December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit 23(h)(2)(d) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

--------------------------------------------------------------------------------
                                      C-10

                         (4) Proposed Amended Exhibit A dated ____________, 2002 to the Transfer and Dividend Disbursing Agent Agreement among Gartmore Variable Insurance Trust and Gartmore Investors Services, Inc. previously filed as Exhibit 23(h)(2)(e) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (c) Administrative Services Plan, effective May 31, 2000, and Form of Servicing Agreement previously filed as
                         Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (1) Amendment dated May 31, 2000 to the Administrative Services Plan previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

                         (2) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed as
                              Exhibit 23(h)(3)(b) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

                         (3) Form of Amended Exhibit A dated ____________, 2002, to the Administrative Services Plan previously filed as Exhibit 23(h)(3)(c) with Post-Effective Amendment No. 55 to Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                    (d) Expense Limitation Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed as Exhibit 23(h)(4)(d) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                         (1) Amended Exhibit A to Expense Limitation Agreement dated October 15, 2002, as amended ___________,
                              2003, between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed as Exhibit 23(h)(4)(d)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

                    (e) Proposed Expense Limitation Agreement dated __________, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed as
                         Exhibit 23(h)(4)(c) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

--------------------------------------------------------------------------------
                                      C-11

                    (14) Copies  of  any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

                         (a) Consent of independent auditors previously filed as Exhibit 14 with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

                    (15) All  financial  statements  omitted  pursuant  to Items
                         14(a)(1):

                         Not  Applicable.

                    (16) Manually  signed  copies  of  any  power  of  attorney pursuant to which the name of any person has been signed to the registration statement:

                         (a) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated January 1, 2001, previously filed as Exhibit 16(a) with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

                         (b) Power of Attorney for Gerald J. Holland dated March 1, 2001 previously filed as Exhibit 23(q)(3) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

                         (c) Power of Attorney for Charles E. Allen, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul
                              J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, David C. Wetmore and Mark L. Lipson dated March 13, 2003 is included in this Registration Statement as Exhibit 16(c).

                    (17) Any  additional  exhibits  which GVIT may wish to file:

                         (a) Statement of Additional Information of GVIT, dated February 4, 2003 is included in this Registration Statement as Exhibit 17(a).

                         (b) The Annual Report to Shareholders of GVIT for the fiscal year ended December 31, 2001 previously filed as Exhibit 17(b) with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

                         (c) The Semi-Annual Report to Shareholders of GVIT for the six-month period ended June 30, 2002 previously filed as Exhibit 17(c) with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

--------------------------------------------------------------------------------
                                      C-12

                         (d) The Prospectus of Market Street, dated May 10, 2002, as supplemented on October 29, 2002, is included in this Registration Statement as Exhibit 17(d).

                         (e) Statement of Additional Information of Market Street, dated May 10, 2002, as revised on December 12, 2002, is included in this Registration Statement as Exhibit 17(e).

                         (f) The Annual Report to Shareholders of Market Street for the fiscal year ended December 31, 2001 previously filed as Exhibit 17(f) with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

                         (g) The Semi-Annual Report to Shareholders of Market Street for the six-month period ended June 30, 2002 previously filed as Exhibit 17(g) with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

ITEM  17.  UNDERTAKINGS

                    (1) The undersigned GVIT agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                    (2) The undersigned GVIT agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

--------------------------------------------------------------------------------
                                      C-13

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of Gartmore Variable Insurance Trust, in the City of Conshohocken and State of Pennsylvania, on the 2nd day of April, 2003.

                                        Registrant:
                                        Gartmore  Variable  Insurance  Trust

                                        By:  /s/  Elizabeth  A.  Davin
                                                  -------------------------
                                                  Elizabeth  A.  Davin,  Esq.
                                                  Assistant  Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                             TITLE                DATE
--------------------------------------------------------------------
PRINCIPAL EXECUTIVE OFFICER

/s/ Paul J. Hondros . . . .  Trustee and Chairman      April 2, 2003
Paul J. Hondros*. . . . . .  Principal Accounting and
                             Financial Officer

/s/ Gerald J. Holland . . .  Treasurer                 April 2, 2003
    Gerald J. Holland*

/s/ Charles E. Allen. . . .  Trustee                   April 2, 2003
    Charles E. Allen*

/s/ Paula H.J. Cholmondeley  Trustee                   April 2, 2003
    Paula H.J. Cholmondeley*

/s/ C. Brent Devore . . . .  Trustee                   April 2, 2003
    C. Brent Devore*

/s/ Robert M. Duncan. . . .  Trustee                   April 2, 2003
    Robert M. Duncan*

/s/ Barbara Hennigar. . . .  Trustee                   April 2, 2003
    Barbara Hennigar*

/s/ Thomas J. Kerr, IV. . .  Trustee                   April 2, 2003
    Thomas J. Kerr, IV*

/s/ Douglas F. Kridler. . .  Trustee                   April 2, 2003
    Douglas F. Kridler*

/s/ Arden L. Shisler. . . .  Trustee                   April 2, 2003
    Arden L. Shisler*

                                      C-14

/s/ David C. Wetmore. . . .  Trustee                   April 2, 2003
    David C. Wetmore*

/s/ Mark L. Lipson. . . . .  Trustee                   April 2, 2003
    Mark L. Lipson*

                                  *By:  /s/  Elizabeth  A.  Davin,  Esq.
                                             Elizabeth  A.  Davin,
                                             Attorney-in-Fact
                                            *Pursuant  to  Powers-of-Attorney.

--------------------------------------------------------------------------------
                                      C-15




   EXHIBIT No.                            DESCRIPTION
----------------------------------------------------------------------------------

          (1) Amended Declaration of Trust, dated September 19, 2002, of GVIT previously filed as Exhibit 23(a) with Post-Effective Amendment
               No. 55 to the Registration Statement on Form N-1A on October 15,
               2002, and herein incorporated by reference.

          (2)  Amended Bylaws, dated August 25, 1983, as amended January 25,
               2002, of GVIT previously filed as Exhibit 23(b) with Post-Effective
                Amendment No. 55 to the Registration Statement on Form N-1A
               On October 15, 2002, and herein incorporated by reference.

          (4) Agreement and Plan of Reorganization between Market Street Fund and GVIT, dated October 30, 2002, previously filed as Exhibit 4(a) with the GVIT Registration Statement on Form N-14 on November
                4,2002, and herein incorporated by reference.

      (6) (a)  Investment Advisory Agreement dated November 1, 1997 among
               Nationwide Separate Account Trust (now known as Gartmore
               Variable Insurance Trust) and Nationwide Advisory Services, Inc.
               previously filed as Exhibit 23(d)(1) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

      6(a)(1)  Amendment dated September 1, 1999 to the Investment Advisory
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide
               Advisory Services, Inc. and Villanova Mutual Fund Capital Trust
               (now known as Gartmore Mutual Fund Capital Trust) previously filed as Exhibit 23(d)(1)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

      6(a)(2)  Amended Exhibit A effective May 1, 2001 to the Investment
               Advisory Agreement among Nationwide Separate Account Trust
               (now known as Gartmore Variable Insurance Trust) and Villanova
               Mutual Fund Capital Trust (now known as Gartmore Mutual Fund
               Capital Trust) previously filed as Exhibit 23(d)(1)(b) with Post-
               Effective Amendment No. 55 to the Registration Statement on
               Form N-1A on October 15, 2002, and herein incorporated by reference.

      6(a)(3)  Amended Exhibit A dated December 1, 2001 to the Investment
               Advisory Agreement among Nationwide Separate Account Trust
               (now known as Gartmore Variable Insurance Trust) and Villanova
               Mutual Fund Capital Trust (now known as Gartmore Mutual Fund
               Capital Trust) previously filed with Post-Effective Amendment No.
               51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

      6(a)(4) Exhibit A, as proposed to be further amended as of __________, 2002 to the Investment Advisory Agreement among Gartmore
               Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed as Exhibit 23(d)(1)(d) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

      6(b)(1)  Subadvisory Agreement dated October 20, 1995 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Nationwide Financial Services, Inc. (now known
               As Nationwide Advisory Services, Inc.) and The Dreyfus
               Corporation previously filed as Exhibit 23(d)(3)(a) with Post-
               Effective Amendment No. 55 to the Registration Statement on Form
               N-1A on October 15, 2002, and herein incorporated by reference.

   6(b)(1)(a)  Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Advisory Services,
               Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore
               Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed as Exhibit 23(d)(3)(a)(1) with Post-Effective Amendment No.
               55 to the Registration Statement on Form N-1A on October 15,
               2002, and herein incorporated by reference.

      6(b)(2)  Subadvisory Agreement dated October 20, 1995 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Nationwide Financial Services, Inc. (now known as Nationwide Advisory Services, Inc.) and Neuberger & Berman,
               L.P. (now known as Neuberger Berman LLC) previously filed as
               Exhibit 23(d)(3)(b) with Post-Effective Amendment No. 55 to the
               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

   6(b)(2)(a)  Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Financial Services,
               Inc. (now known as Nationwide Advisory Services, Inc.), Villanova
               Mutual Fund Capital Trust (now known as Gartmore Mutual Fund
               Capital Trust) and Neuberger  & Berman, L.P. (now known as
               Neuberger Berman LLC) previously filed as Exhibit 23(d)(3)(b)(1) with Post-Effective Amendment No. 55 to the Registration
               Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

      6(b)(3)  Subadvisory Agreement dated October 20, 1995 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Nationwide Advisory Services, Inc., Villanova
               Mutual Fund Capital Trust (now known as Gartmore Mutual Fund
               Capital Trust), and Strong Capital Management, Inc. previously filed as Exhibit 23(d)(3)(c) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

   6(b)(3)(a)  Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Advisory Services,
               Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore
               Mutual Fund Capital Trust) and Strong Capital Management, Inc.
               previously filed as Exhibit 23(d)(3)(c)(1) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

      6(b)(4)  Subadvisory Agreement dated October 1, 2000 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Waddell & Reed
               Investment Management Company previously filed as Exhibit
               23(d)(4)(b) with Post-Effective Amendment No. 55 to the
               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

   6(b)(4)(a)  Amendment effective January 5, 2001 to the Subadvisory
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund
               Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed as Exhibit 23(d)(3)(d) with Post-Effective Amendment No. 55 to Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

      6(b)(5)  Subadvisory Agreement dated August 15, 2001 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Gartmore Global
               Partners previously filed as Exhibit 23(d)(3)(e) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

      6(c)(1)  Subadvisory Agreement dated October 31, 1997 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Nationwide Advisory Services, Inc. and The
               Dreyfus Corporation for the GVIT Small Cap Value Fund previously filed as Exhibit 23(d)(5)(d) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

   6(c)(1)(a)  Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Advisory Services,
               Inc.,Villanova Mutual Fund Capital Trust (now known as Gartmore
               Mutual Fund Capital Trust), and The Dreyfus Corporation previously filed as Exhibit 23(d)(5)(d)(1) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

      6(c)(2)  Subadvisory Agreement dated May 1, 2000 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan
               Investment Management Inc. for the GVIT Balanced Fund previously filed as Exhibit 23(d)(5)(g) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

      6(c)(3)  Subadvisory Agreement dated May 1, 2002 among Gartmore
               Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and
               Van Kampen Asset Management, Inc. for the GVIT Value Fund previously filed as Exhibit 23(d)(5)(k) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

      6(c)(4)  Proposed Subadvisory Agreement dated _______ __, 2002 among
               Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital
               Trust and SSgA Funds Management, Inc. for the GVIT Equity 500
               Fund previously filed as Exhibit 23(5)(m) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

      6(c)(5)  Proposed Subadvisory Agreement dated _______ __, 2002 among
               Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital
               Trust and The Dreyfus Corporation for the GVIT International Fund previously filed as Exhibit 23(5)(l) with Post-Effective Amendment
               No. 55 to the Registration Statement on Form N-1A on October 15,
               2002, and herein incorporated by reference.

      6(c)(6)  Subadvisory Agreement dated October 31, 1997 among Nationwide
               Separate Account Trust (now known as Gartmore Variable
               Insurance Trust), Nationwide Advisory Services, Inc. and Strong
               Capital Management, Inc. for the Strong NSAT Mid Cap Growth
               Fund (now known as the Strong GVIT Mid Cap Growth Fund) previously filed as Exhibit 23(5)(a) with Post-Effective Amendment
               No. 55 to the Registration Statement on Form N-1A on October 15,
               2002, and herein incorporated by reference.

   6(c)(6)(a)  Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Advisory Services,
               Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore
               Mutual Fund Capital Trust) and Strong Capital Management, Inc.
               previously filed as Exhibit 23(5)(a)(1) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

         7(a)  Underwriting Agreement dated October 1, 2002 between Gartmore
               Variable Insurance Trust and Gartmore Distribution Services, Inc.
               previously filed as Exhibit 23(e)(2) with Post-Effective Amendment
               No. 55 to the Registration Statement on Form N-1A on October 15,
               2002, and herein incorporated by reference.

      7(a)(1)  Proposed Amended Schedule A dated  _________, 2002 to the
               Underwriting Agreement between Gartmore Variable Insurance
               Trust and Gartmore Distribution Services, Inc. previously filed as
               Exhibit 3(e)(3) with Post-Effective Amendment No. 55 to the
               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

         9(a)  Custody Agreement dated April 17, 1991 between Nationwide
               Separate Trust Account (now known as Gartmore Variable
               Insurance Trust) and Fifth Third Bank previously filed as Exhibit
               23(g) with Post-Effective Amendment No. 55 to the Registration
               Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

      9(a)(1)  Global Custody Addendum dated October 20, 1995 to the Custody
               Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(1) with Post-Effective Amendment
               No. 55 to the Registration Statement on Form N-1A on October 15,
               2002, and herein incorporated by reference.

     9 (a)(2) Exhibit A to the Custody Agreement dated December 27, 2000 among Nationwide Separate Trust Account (now known as
               Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

     9 (a)(3)  Amendment dated June 29, 2001 to the Custody Agreement between
               Nationwide Separate Trust Account (now known as Gartmore
               Variable Insurance Trust) and Fifth Third Bank previously filed as
               Exhibit 23(g)(3) with Post-Effective Amendment No. 55 to the
               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

     9 (a)(4)  Exhibit A dated October 1, 2002 to the Custody Agreement between
               Gartmore Variable Insurance Trust and Fifth Third Bank previously filed as Exhibit 23(g)(4) with Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

       10 (a) Distribution Plan under Rule 12b-1 effective May 1, 2002, previously filed as Exhibit 23(m)(1) with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

       10 (b)  Proposed Distribution Plan under Rule 12b-1 effective __________,
               2002 previously filed as Exhibit 23(m)(2) with Post-Effective
               Amendment No. 55 to the Registration Statement filed on Form
               N-1A on October 15, 2002, and herein incorporated by reference.

       10 (c)  Rule 18f-3 Plan effective May 1, 2002 previously filed as
               Exhibit 23(n)(1) with Post-Effective Amendment No. 55 to the
               Registration Statement filed on Form N-1A on October 15, 2002, and herein incorporated by reference.

       10 (d) Proposed Rule 18f-3 Plan amended effective __________, 2002, previously filed with Post-Effective Amendment No. 55 to the Registration Statement previously filed as Exhibit 23(n)(2) on Form
               N-1A on October 15, 2002, and herein incorporated by reference.

          11 Opinion and consent of counsel previously filed as Exhibit 11(a) with the GVIT Registration Statement on Form N-14 on November
               4, 2002, and herein incorporated by reference.

          12 Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by post-effective amendment.

       13 (a)  Fund Administration Agreement dated November 1, 1997 among
               Nationwide Separate Account Trust (now known as Gartmore
               Variable Insurance Trust) and Nationwide Advisory Services, Inc.
               previously filed as Exhibit 23(h)(1) with Post-Effective Amendment
               No. 55 to the Registration Statement on Form N-1A on October 15,
               2002, and herein incorporated by reference.

    13 (a)(1)  Amendment dated September 1, 1999 to the Fund Administration
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory
               Services, Inc. and Villanova SA Capital Trust (now known as
               Gartmore SA Capital Trust) previously filed as Exhibit 23(h)(1)(a) with Post-Effective Amendment No. 55 to the Registration
               Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

    13 (a)(2)  Amended Exhibit A effective December 1, 2001 to the Fund
               Administration Agreement among Nationwide Separate Account
               Trust (now known as Gartmore Variable Insurance Trust),
               Nationwide Advisory Services, Inc. and Villanova SA Capital Trust
               (now known as Gartmore SA Capital Trust) previously filed as
               Exhibit 23(h)(1)(c) with Post-Effective Amendment No. 55 to the
               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

    13 (a)(3)  Proposed Exhibit A dated ____________, 2002 to the Fund
               Administration Agreement among Gartmore Variable Insurance
               Trust and Gartmore SA Capital Trust previously filed as Exhibit
               23(h)(1)(d) with Post-Effective Amendment No. 55 to the
               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

       13 (b)  Transfer and Dividend Disbursing Agent Agreement dated
               November 1, 1981 between Nationwide Separate Account Money
               Market Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore
               Investor Services, Inc.) previously filed as Exhibit 23(h)(2) with
               Post-Effective Amendment No. 55 to the Registration Statement on
               Form N-1A on October 15, 2002, and herein incorporated by reference.

    13 (b)(1)  Amendment dated September 3, 1982 to the Transfer and Dividend
               Disbursing Agent Agreement between Nationwide Separate
               Account Trust (now known as Gartmore Variable Insurance Trust)
               and Heritage Financial Services, Inc. (now known as Gartmore
               Investor Services, Inc.) previously filed as Exhibit 23(h)(2)(a) with
               Post-Effective Amendment No. 55 to the Registration Statement on
               Form N-1A on October 15, 2002, and herein incorporated by
               reference.

    13 (b)(2)  Amendment dated May 1, 1999 to the Transfer and Dividend
               Disbursing Agent Agreement among Nationwide Separate Account
               Trust (now known as Gartmore Variable Insurance Trust) and
               Nationwide Investors Services, Inc. (now known as Gartmore
               Investor Services, Inc.) previously filed as Exhibit (h)(2)(b) with
               Post-Effective Amendment No. 55 to the Registration Statement on
               Form N-1A on October 15, 2002, and herein incorporated by reference.

    13 (b)(3)  Amended Exhibit A effective December 1, 2001 to the Transfer and
               Dividend Disbursing Agent Agreement among Nationwide Separate
               Account Trust (now known as Gartmore Variable Insurance Trust)
               and Nationwide Investors Services, Inc. (now known as Gartmore
               Investor Services, Inc.) previously filed as Exhibit 23(h)(2)(d) with
               Post-Effective Amendment No. 55 to the Registration Statement on
               Form N-1A on October 15, 2002, and herein incorporated by
               reference.

    13 (b)(4)  Proposed Amended Exhibit A dated ____________, 2002 to the
               Transfer and Dividend Disbursing Agent Agreement among
               Gartmore Variable Insurance Trust and Gartmore Investors
               Services, Inc. previously filed as Exhibit 23(h)(2)(e) with Post-
               Effective Amendment No. 55 to the Registration Statement on Form
               N-1A on October 15, 2002, and herein incorporated by reference.

       13 (c)  Administrative Services Plan effective May 31, 2000 and Form of
               Servicing Agreement previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 55 to the Registration Statement on
               Form N-1A on October 15, 2002, and herein incorporated by reference.

    13 (c)(1)  Amendment dated May 31, 2000 to the Administrative Services
               Plan previously filed as Exhibit 23(h)(3)(a) with Post-Effective
               Amendment No. 43 to the Registration Statement on Form N-1A on
               May 1, 2001, and herein incorporated by reference.

    13 (c)(2)  Amended Exhibit A dated October 2, 2001 to the Administrative
               Services Plan previously filed as Exhibit 23(h)(3)(b) with Post-
               Effective Amendment No. 51 to the Registration Statement on Form
               N-1A on March 1, 2002, and herein incorporated by reference.

    13 (c)(3)  Form of Amended Exhibit A dated ____________, 2002, to the
               Administrative Services Plan previously filed as Exhibit 23(h)(3)(c)
               with Post-Effective Amendment No. 55 to Registration Statement on
               Form N-1A on October 15, 2002 and herein incorporated by
               reference.

       13 (d)  Expense Limitation Agreement dated October 15, 2002 between
               Gartmore Variable Insurance Trust and Gartmore Mutual Fund
               Capital Trust previously filed as Exhibit 23(h)(4)(d) with Post-
               Effective Amendment No. 55 to the Registration Statement on Form
               N-1A on October 15, 2002, and herein incorporated by reference.

    13 (d)(1)  Amended Exhibit A to the Expense Limitation Agreement dated
               October 15, 2002, as amended ___________, 2003, between
               Gartmore Variable Insurance Trust and Gartmore Mutual Fund
               Capital Trust previously filed as Exhibit 23(h)(4)(d)(1) with Post-
               Effective Amendment No. 55 to the Registration Statement on Form
               N-1A on October 15, 2002, and herein incorporated by reference.

       13 (e)  Proposed Expense Limitation Agreement dated __________, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual
               Fund Capital Trust previously filed as Exhibit 23(h)(4)(c) with Post-
               Effective Amendment No. 55 to the Registration Statement on Form
               N-1A on October 15, 2002, and herein incorporated by reference.
          14   Consent of independent auditors previously filed as Exhibit 14 with the GVIT Registration Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

        16(a)  Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J.
               Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara
               Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler,
               Arden L. Shisler, and David C. Wetmore dated January 1, 2001, previously filed as Exhibit 16(a) with the GVIT Registration
               Statement on Form N-14 on November 4, 2002, and herein
               incorporated by reference.

        16(b) Power of Attorney for Gerald J. Holland dated March 1, 2001 previously filed as Exhibit 23(q)(3) with Post-Effective Amendment
               No. 40 to the Registration Statement on Form N-1A on March 5,
               2001, and herein incorporated by reference.

        16(c)  Power of Attorney for Charles E. Allen, C. Brent Devore, Robert M.
               Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV,
               Douglas Kridler, Arden L. Shisler, David C. Wetmore and Mark L.
               Lipson dated March 13, 2003 is included in this Registration
               Statement as Exhibit 16(c).

       17 (a)  Statement of Additional Information of GVIT, dated February 27,
               2003 is included with this Registration Statement as Exhibit 17(a).

       17 (b) The Annual Report to Shareholders of GVIT for the fiscal year ended December 31, 2001 previously filed as Exhibit 17(b) with the GVIT Registration Statement on Form N-14 on November 4, 2002, and herein incorporated by reference.

       17 (c) The Semi-Annual Report to Shareholders of GVIT for the six-month period ended June 30, 2002 previously filed as Exhibit 17(c) with the GVIT Registration Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

       17 (d) The Prospectus of Market Street, dated May 10, 2002, as supplemented on October 29, 2002, is included in this Registration
               Statement as Exhibit 17(d).

       17 (e)  Statement of Additional Information of Market Street, dated May
               10, 2002, as revised December 12, 2002, is included in this Registration Statement as Exhibit 17(e).

       17 (f) The Annual Report to Shareholders of Market Street for the fiscal year ended December 31, 2001 previously filed as Exhibit 17(f) with the GVIT Registration Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

       17 (g) The Semi-Annual Report to Shareholders of Market Street for the six-month period ended June 30, 2002 previously filed as Exhibit
               17(g) with the GVIT Registration Statement on Form N-14 on
               November 4, 2002, and herein incorporated by reference.

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